Notes Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
Notes Receivable

Note 8. Notes Receivable

Assignment of Bremer Bank Debt

On October 28, 2020, ARC Fat Patty’s and Bremer Bank, National Association, a national banking association (“Bremer Bank”), entered into that certain Assignment Agreement (the “Assignment”) pursuant to which Bremer Bank assigned all of its right, title and interest to a promissory note in the principal amount of $8,000,000 issued by Wisconsin Apple, LLC, a Louisiana limited liability company owned by Seenu G. Kasturi, the Company’s Chief Executive Officer, and the other related loan documents to ARC Fat Patty’s for $4,000,000 (the “Investment Principal”). The note had a remaining outstanding principal amount owed of $7,691,034 (the “Bremer Principal”) on the date of the transaction.

Pursuant therewith, Wisconsin Apple LLC, Louisiana Apple LLC, and Seenu Kasturi (the “Guarantors”) collectively guarantee (the “Guarantee”) the $4,000,000 principal investment made by ARC Fat Patty’s LLC in connection with the Bremer Bank National Association Promissory Note assignment. The Guarantors pledge   certain amounts owed to Seenu Kasturi by ARC Group Inc in the amounts of $622,929.17 and $2,646,091.01 in addition to the personal and business assets of the Guarantors. The terms of the Note as follows; Five percent (5%) interest only due and payable at each anniversary date calculated on the $4,000,000 Investment Principal in connection with the Assignment. All Bremer Principal and accrued but unpaid interest is due and payable in full on the earlier of: (i) the fifth (5th) anniversary of the date of the Assignment, or (ii) the sale of Wisconsin Apple LLC. The first of such interest only payment is due on or before October 27, 2021 in the amount of $204,647.59 (Two Hundred Four Thousand Six Hundred Forty Seven Dollars and 59 cents). The amount of interest receivable is $383,165 and $125,658 as of June 30, 2021 and December 31, 2020, respectively.

The carrying value of the Company’s outstanding notes receivable was $4,030,191 at June 30, 2021 and December 31, 2020, all of which was due from WI Apple, a related company owned by Seenu Katsuri.

Note 10. Notes Receivable

In June 2016, the Company made a loan to one of its franchisees under a promissory note in the aggregate original principal amount of $25,000. In July 2016, the Company made an additional loan to the same franchisee under a line of credit agreement for an aggregate original principal amount of up to $28,136. In September 2016, the Company made an additional loan to the same franchisee under a second line of credit agreement for an aggregate original principal amount of up to $25,000. The loan under the promissory note is for a term of two years, is payable in monthly installments beginning January 1, 2017, and accrues interest at a rate of 5% per annum beginning September 1, 2016. The loan under the $28,136 line of credit agreement was for a term of two years, was payable in monthly installments beginning January 1, 2017, and did not require the payment of any interest. The loan was repaid in full during the year ended December 31, 2017. The loan under the $25,000 line of credit agreement is for a term of two years, is payable in monthly installments beginning January 1, 2017 and accrues interest at a rate of 5% per annum beginning October 1, 2016. A total of $414 was outstanding under the loan at December 31, 2019. The loan was repaid in full during the year ended December 31, 2020. Interest in the aggregate amount of $2 and $715 accrued and was paid in full under the loans during the years ended December 31, 2020 and 2019, respectively. No accrued interest was outstanding under the loans at December 31, 2020 and 2019.

In October 2017, the Company made a loan to one of its franchisees in the aggregate original principal amount of $7,659. The loan is due and payable in full on December 1, 2020, is payable in monthly installments beginning January 1, 2018, and does not require the payment of any interest. A total of $0 and $2,340 of principal was outstanding under the loan at December 31, 2020 and 2019, respectively.

In June 2019, the Company made a loan to one of its franchisees in the aggregate original principal amount of $15,000. The loan is due and payable in monthly installments with an initial payment of $2,000 due July 1, 2019, followed by six monthly payments of $2,000 due on the 27th day of each month thereafter beginning July 27th, with a final payment of $1,000 due on January 27, 2020. The loan does not require the payment of any interest. The loan was paid in full during the year ended December 31, 2020.

Assignment of Bremer Bank Debt

On October 28, 2020, ARC Fat Patty’s and Bremer Bank, National Association, a national banking association (“Bremer Bank”), entered into that certain Assignment Agreement (the “Assignment”) pursuant to which Bremer Bank assigned all of its right, title and interest to a promissory note in the principal amount of $8,000,000 issued by Wisconsin Apple, LLC, a Louisiana limited liability company owned by Seenu G. Kasturi, the Company’s Chief Executive Officer, and the other related loan documents to ARC Fat Patty’s for $4,000,000 (the “Investment Principal”). The note had a remaining outstanding principal amount owed of $7,691,034 (the “Bremer Principal”) on the date of the transaction. Pursuant therewith, Wisconsin Apple LLC, Louisiana Apple LLC, and Seenu Kasturi (the “Guarantors”) collectively guarantee (the “Guarantee”) the $4,000,000 principal investment made by ARC Fat Patty’s LLC in connection with the Bremer Bank National Association Promissory Note assignment. The Guarantors pledge certain amounts owed to Seenu Kasturi by ARC Group Inc in the amounts of $622,929.17 and $2,646,091.01 in addition to the personal and business assets of the Guarantors. The terms of the Note are as follows; Five percent (5%) interest only due and payable at each anniversary date calculated on the $4,000,000 Investment Principal in connection with the Assignment. All Bremer Principal and accrued but unpaid interest is due and payable in full on the earlier of: (i) the fifth (5th) anniversary of the date of the Assignment, or (ii) the sale of Wisconsin Apple LLC. The first of such interest only payment is due on or before October 27, 2021 in the amount of $204,647.59 (Two Hundred Four Thousand Six Hundred Forty Seven Dollars and 59 cents).

The carrying value of the Company’s outstanding notes receivable was $4,030,191 and $2,340  at December 31, 2020 and 2019, respectively, all of 2020 was due from WI Apple, a related company owned by Seenu Katsuri, and the $2,340 amount due as of December 31, 2019 was due from a loan to one of its franchisees. The Company generated interest income of $125,658 and $2 during the years ended December 31, 2020 and 2019, respectively. The Company’s outstanding interest receivable at December 31, 2020 is $125,658.